Trade Accounts Receivable - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,735	$ 1,622
ECL allowance	91	$ 101	$ 121	$ 116
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	306
ECL allowance	$ 31
ECL average rate	10.10%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 591
ECL allowance	$ 9
ECL average rate	1.50%
Europe, Middle East, Africa and Asia [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 763
ECL allowance	$ 41
ECL average rate	5.40%
South, Central America And Caribbean [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 73
ECL allowance	$ 10
ECL average rate	13.70%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 2
ECL allowance	$ 0
ECL average rate	0.00%